Note 1 - Organization and Basis of Presentation: Cash and Cash Equivalents (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS The Company considers all highly liquid debt instruments purchased with maturity of three months or less to be cash equivalents.